UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22995

TrimTabs ETF Trust

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas

2nd fl
New York, NY 10105

(Address of principal executive offices) (Zip code)

Stellar Corporate Services LLC
3500 South Dupont Highway

Dover, County of Kent, Delaware 19901

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 217-2470

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments

June 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCK – 97.5%

Australia – 10.6%
AMP Ltd.	16,400	$63,113
Australia & New Zealand Banking Group Ltd.	3,909	70,318
Challenger Ltd.	10,774	69,344
CIMIC Group Ltd.	2,630	70,122
CSR Ltd.	28,139	76,389
Downer EDI Ltd.	25,894	73,385
Fortescue Metals Group Ltd.	28,339	73,973
Incitec Pivot Ltd.	30,000	66,451
Macquarie Group Ltd.	1,494	76,770
Newcrest Mining Ltd.*	5,140	88,169
Orica Ltd.	6,300	57,933
Primary Health Care Ltd.	27,781	81,840
Qantas Airways Ltd.*	29,959	63,009
Suncorp Group Ltd.	7,700	69,946
Tabcorp Holdings Ltd.	21,800	74,301
Tatts Group Ltd.	25,600	72,933
Telstra Corp. Ltd.	18,000	74,640
Westpac Banking Corp.	3,105	68,082
Total Australia		1,290,718
Canada – 10.1%
Aimia, Inc.	4,320	26,416
Amaya, Inc., Class Common Subscription Receipt*	2,182	33,474
Bank of Nova Scotia (The)	561	27,491
Brookfield Renewable Energy Partners LP	990	29,471
CAE, Inc.	2,450	29,602
Canadian Energy Services & Technology Corp.	9,644	30,381
Canadian Imperial Bank of Commerce/Canada	350	26,289
Canadian Western Bank	1,299	24,784
Capital Power Corp.	2,049	30,578
CI Financial Corp.	1,300	27,118
Colliers International Group, Inc.	700	23,905
Corus Entertainment, Inc., Class B	3,009	31,023
Cott Corp.	2,200	30,753
Ensign Energy Services, Inc.	4,897	27,480
Finning International, Inc.	1,637	26,659
Genworth MI Canada, Inc.	1,130	28,986
George Weston Ltd.	332	28,732
Great-West Lifeco, Inc., Class Common Subscription Receipt	1,003	26,458
H&R Real Estate Investment Trust	1,700	29,620
Industrial Alliance Insurance & Financial Services, Inc.	875	27,504
Just Energy Group, Inc.	4,571	27,738
Linamar Corp.	630	22,441
Lundin Mining Corp.*	7,630	25,749
Manulife Financial Corp.	1,951	26,684
Mullen Group Ltd.	2,600	28,376
National Bank of Canada	828	28,321
Onex Corp.	538	32,898
Power Corp. of Canada	1,169	24,883
Power Financial Corp.	1,040	23,868
Precision Drilling Corp.	5,700	30,222
Quebecor, Inc., Class B	1,100	31,520
Restaurant Brands International, Inc.	680	28,306
Russel Metals, Inc.	1,644	29,115
ShawCor Ltd.	1,087	26,949
Sun Life Financial, Inc.	852	27,988
Superior Plus Corp.	3,455	28,507
Toronto-Dominion Bank (The)	689	29,588
TransAlta Renewables, Inc.	3,000	31,023
Transcontinental, Inc., Class A	1,882	25,507
TransForce, Inc.	1,550	28,782
Turquoise Hill Resources Ltd.*	9,837	33,273
Valeant Pharmaceuticals International, Inc.*	800	16,131
Veresen, Inc., Class Common Subscription Receipt	4,000	33,902
Westshore Terminals Investment Corp.	2,050	29,688
Total Canada		1,238,183
France – 9.0%
Air France-KLM*	11,300	71,743
AXA SA	3,973	78,503
BNP Paribas SA	1,884	83,119

See accompanying Notes to Schedule of Investments.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCK (continued)

France (continued)
Casino Guichard Perrachon SA	1,700	$94,744
CNP Assurances	5,984	88,422
Eiffage SA	1,319	93,988
Engie SA	6,200	99,836
Faurecia	2,440	77,809
Peugeot SA*	6,323	75,889
Publicis Groupe SA	1,360	91,356
Renault SA	1,027	78,002
SCOR SE	3,002	89,367
Valeo SA	1,800	80,162
Total France		1,102,940
Germany – 9.2%
Allianz SE	1,270	180,120
Continental AG	1,008	189,385
Deutsche Bank AG*	11,614	158,853
Deutsche Lufthansa AG	14,127	165,084
Deutsche Telekom AG	12,540	212,641
E.ON SE	21,300	213,355
Total Germany		1,119,438
Hong Kong – 10.6%
Bank of China Ltd., Class H	538,317	214,408
Bank of Communications Co. Ltd., Class H	347,547	219,062
Bank of East Asia Ltd. (The)	60,400	232,005
China Resources Land Ltd.	89,057	207,774
China Resources Power Holdings Co. Ltd.	129,900	193,558
Industrial & Commercial Bank of China Ltd., Class H	405,363	224,154
Total Hong Kong		1,290,961
Japan – 9.7%
Fuji Heavy Industries Ltd.	2,200	74,097
Hitachi Construction Machinery Co. Ltd.	4,800	68,841
Hitachi Ltd.	16,200	66,501
Honda Motor Co. Ltd.	2,797	69,678
ITOCHU Corp.	5,900	70,818
JX Holdings, Inc.	17,900	69,111
Mazda Motor Corp.	4,830	63,564
Meidensha Corp.	18,000	57,696
Mitsubishi Chemical Holdings Corp.	14,400	64,801
Mitsubishi Corp.	4,459	77,206
Nikon Corp.	5,200	69,793
Nippon Telegraph & Telephone Corp.	1,700	79,020
Nomura Holdings, Inc.	17,500	61,889
Sojitz Corp.	37,600	87,751
Sumitomo Corp.	7,180	71,233
Toyota Motor Corp.	1,500	73,384
Ube Industries Ltd.	39,900	64,913
Total Japan		1,190,296
Netherlands – 9.4%
Aegon NV	45,924	179,904
Boskalis Westminster NV	6,654	228,102
ING Groep NV	21,600	220,027
Koninklijke Vopak NV	4,900	244,130
RELX NV	15,761	273,032
Total Netherlands		1,145,195
South Korea – 10.1%
BNK Financial Group, Inc.	5,100	35,731
Daechang Co. Ltd.*	48,000	46,464
Daishin Securities Co. Ltd.	4,000	34,727
DGB Financial Group, Inc.	5,100	38,388
Dongbang Transport Logistics Co. Ltd.	16,900	37,560
Dongbu Corp.*	3,600	34,379
Dongbu Securities Co. Ltd.*	11,800	34,933
Dongkuk Steel Mill Co. Ltd.*	5,047	35,448
Doosan Engineering & Construction Co. Ltd.*	19,800	90,074
Hae In Corp.	13,300	42,665
Hana Financial Group, Inc.	1,880	37,948
Hanjin Heavy Industries & Construction Co. Ltd.*	11,596	40,068
Hanjin Shipping Co. Ltd.*	24,800	43,169
HanmiGlobal Co. Ltd.	4,000	39,068
Hanshin Construction*	2,100	38,377
Hanwha Corp.	1,212	37,249

See accompanying Notes to Schedule of Investments.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments (continued)

June 30, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCK (continued)

South Korea (continued)
Hitejinro Holdings Co. Ltd.	2,957	$34,400
HMC Investment Securities Co. Ltd.	4,500	38,247
Husteel Co. Ltd.	3,000	35,682
KISCO Holdings Co. Ltd.	700	37,253
Korea Gas Corp.	1,236	42,654
KTB Investment & Securities Co. Ltd.*	17,300	37,999
Kyeryong Construction Industrial Co. Ltd.*	3,700	36,298
Kyobo Securities Co. Ltd.	4,400	36,022
Lotte Non-Life Insurance Co. Ltd.*	16,200	35,794
Namkwang Engineering & Construction Co. Ltd.*	3,300	31,085
Posco Daewoo Corp.	1,900	41,238
Samho Development Co. Ltd.	12,900	38,526
SeAH Holdings Corp.	400	41,498
SeAH Steel Corp.	600	35,421
TCC Steel*	20,000	51,222
Total South Korea		1,239,587
Switzerland – 9.5%
Credit Suisse Group AG*	21,700	229,111
Swiss Re AG	3,700	321,121
UBS Group AG	19,091	245,749
Zurich Insurance Group AG*	1,478	362,349
Total Switzerland		1,158,330
United Kingdom – 9.3%
Aviva Plc	10,939	57,362
Barratt Developments Plc	8,900	48,032
Berkeley Group Holdings Plc	1,579	53,035
Centrica Plc	19,983	59,989
Direct Line Insurance Group Plc	13,159	60,402
Experian Plc	3,808	71,580
GKN Plc	17,000	61,037
Glencore Plc*	29,251	59,521
Informa Plc	7,300	70,797
Marks & Spencer Group Plc	11,200	47,518
Old Mutual Plc	25,591	68,239
Persimmon Plc	2,400	46,232
RELX Plc	4,003	73,327
Rio Tinto Plc	2,087	63,735
Royal Mail Plc	9,852	65,709
Sky Plc	5,045	56,953
Taylor Wimpey Plc	25,800	45,440
Tesco Plc*	27,700	64,496
WM Morrison Supermarkets Plc	24,903	62,127
Total United Kingdom		1,135,531
TOTAL COMMON STOCK
(Cost $13,621,089)		11,911,179
MONEY MARKET FUND – 1.8%
Wells Fargo Advantage Government Money Market Fund - Institutional Class, 0.25%(a)
(Cost $222,975)	222,975	222,975
TOTAL INVESTMENTS – 99.3%
(Cost $13,844,064)		12,134,154
Other Assets in excess of Liabilities – 0.7%		83,521
NET ASSETS – 100.0%		$12,217,675

*	Non-income producing security.
(a)	Rate shown reflects the 7-day yield as of June 30, 2016.

See accompanying Notes to Schedule of Investments.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments (continued)

June 30, 2016 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Aerospace & Defense	0.2%
Air Freight & Logistics	0.5
Airlines	2.5
Auto Components	3.5
Automobiles	3.6
Banks	12.9
Beverages	0.5
Capital Markets	8.0
Chemicals	2.1
Commercial Services & Supplies	0.8
Construction & Engineering	5.7
Construction Materials	0.6
Diversified Financial Services	1.4
Diversified Telecommunication	3.0
Electronic Equipment & Instruments	0.5
Energy Equipment & Services	1.2
Food & Staples Retailing	2.1
Gas Utilities	0.6
Health Care Providers & Services	0.7
Hotels Restaurants & Leisure	1.7
Household Durables	2.2
Independent Power and Renewable Electricity Producers	2.3
Industrial Conglomerates	0.3
Insurance	14.3
Machinery	1.4
Marine	0.4
Media	5.4
Metals & Mining	5.1
Multiline Retail	0.4
Multi-Utilities	3.3
Oil, Gas & Consumable Fuels	2.8
Pharmaceuticals	0.1
Professional Services	0.6
Real Estate Investment Trusts	0.2
Real Estate Management & Development	1.9
Road & Rail	0.2
Thrifts & Mortgage Finance	0.2
Trading Companies & Distributors	3.7
Transportation Infrastructure	0.6
Money Market Fund	1.8%
Total Investments	99.3
Other Assets in Excess of Liabilities	0.7
Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

TrimTabs Intl Free-Cash-Flow ETF

Schedule of Investments (continued)

June 30, 2016 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of June 30, 2016:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities
Common Stock	$11,911,179	$–	$–	$11,911,179
Money Market Fund	222,975	–	–	222,975
	$12,134,154	$–	$–	$12,134,154

For the period ended June 30, 2016, there were no transfers between levels. There were no Level 3 investments held in the Fund as of June 30, 2016.

See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS

(Unaudited)

1. ORGANIZATION

TrimTabs Intl Free-Cash-Flow ETF (the ‘‘Fund’’) is a series of the TrimTabs ETF Trust (the ‘‘Trust’’). The Trust was organized as a Delaware statutory trust on April 2, 2014. The Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’).

The Fund seeks to track the performance (before fees and expenses) of its underlying index, the TrimTabs Intl Free-Cash-Flow Index.

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The Fund’s Schedule of Investments has been prepared to comply with U.S. generally accepted accounting principles (‘‘U.S. GAAP’’)

2. SECURITIES VALUATION

Investment Valuation: The Fund calculates its net asset value (‘‘NAV’’) each day the New York Stock Exchange (the ‘‘NYSE’’) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the ‘‘NAV Calculation Time’’).

Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.

Market quotations and indicative bids are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund’s Board of Trustees (the ‘‘Board’’). If a market quotation is not readily available or is deemed not to reflect market value, the Fund will determine the price of the security held by the Fund based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s NAV is calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Foreign exchanges typically close before the time at which Fund Share prices are calculated, and may be closed altogether on some days when the Fund is open. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.

Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Fair Valuation Measurement:

The Financial Accounting Standards Board established a framework for measuring fair value in accordance with U.S. GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the exchange traded fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1— Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The hierarchy classification of inputs used to value the Fund’s investments at June 30, 2016, is disclosed at the end of the Fund’s Schedule of Investments.

3. FEDERAL INCOME TAX MATTERS

At June 30, 2016, the approximate cost of investments net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation Depreciation
$13,844,787	$366,615	$(2,077,248)	$(1,710,633)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TrimTabs ETF Trust

By (Signature and Title)* /s/ Charles Biderman

Charles Biderman, President and Trustee

(principal executive officer)

Date 8/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Charles Biderman

Charles Biderman, President and Trustee

(principal executive officer)

Date 8/15/2016

By (Signature and Title)* /s/ Jeff Lazar

Jeff Lazar, Principal Financial Officer

(principal financial officer)

Date 8/15/2016

* Print the name and title of each signing officer under his or her signature.